Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 322	$ 419
Rental and utility deposit	20	19
Advance to suppliers	220	243
Prepayment	526	520
Coupon and dividend receivable	109	176
Others	809	890
Total prepaid expenses and other current assets	$ 2,006	$ 2,267